EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS	12 Months Ended
Dec. 31, 2024
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS [Abstract]
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
20.	EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS

(a) Expenses by nature

	Years ended December 31,
In thousands of USD	2024	2023	2022
Staff cost
- salaries, wages and other benefits	63,434	52,873	50,132
Share-based payments	33,968	45,488	90,648
Amortization
- intangible assets	8,382	754	97
Depreciation
- mining rigs	19,470	25,663	29,281
- property, plant and equipment	42,120	39,899	30,438
- investment properties	2,717	2,601	1,237
- right-of-use assets	8,407	6,624	5,371
Electricity cost in operating mining rigs	179,765	180,565	139,469
One-off incremental development expense	29,017	-	-
Cost of mining rigs sold	1,652	4	1,002
Consulting service fee	8,953	9,757	6,797
Research and development technical service fees	5,102	2,854	1,313
Office expenses	4,302	3,987	3,124
Travel expenses	3,853	2,843	3,202
Advertising expenses	2,998	1,383	737
Insurance fee	2,591	2,427	3,446
Expenses of low-value consumables	2,326	2,557	4,025
Research and development material expenses	926	-	-
Logistic expenses	334	557	3,060
Expenses of short-term leases	303	286	527
Expenses of variable payment lease	197	224	639
Others	11,872	13,633	16,111
Total cost of revenue, selling, general and administrative and research and development expenses	432,689	394,979	390,656

(b) Other operating income / (expenses)

	Years ended December 31,
In thousands of USD	2024	2023	2022
Net gains / (losses) on disposal of cryptocurrencies	8,188	2,061	(3,131)
Net losses on disposal of mining rigs	(13)	(1,573)	(497)
Impairment loss of cryptocurrencies	(936)	(2)	-
Change in fair value of cryptocurrency-settled receivables and payables	(6,362)	3,305	-
Others	(150)	-	-
Total	727	3,791	(3,628)

(c) Other net gains / (losses)

	Years ended December 31,
In thousands of USD	2024	2023	2022
Changes in fair value of financial assets at fair value through profit or loss	1,970	3,527	(841)
Net gains / (losses) on disposal of property, plant and equipment	108	(11)	662
Government grants	47	48	42
Loss on lease termination	(197)	-	-
Change in fair value of holdback shares issued in connection with the FreeChain Acquisition	(3,186)	-	-
Loss on extinguishment of convertible notes	(8,172)	-	-
Change in fair value of derivative liabilities	(498,167)	-	-
Net gains on disposal of financial assets at fair value through profit or loss	-	-	213
Gain on modification of convertible debt	-	481	-
Others	118	(507)	281
Total	(507,479)	3,538	357

(d) Finance income / (expenses)

	Years ended December 31,
In thousands of USD	2024	2023	2022
Interest income	7,871	7,953	4,291
Cryptocurrency transaction service fee	(27)	(233)	(159)
Other interest expenses	(138)	-	-
Loss on foreign currency transactions	(1,585)	(1,016)	(2,881)
Interest expenses on lease liabilities	(3,473)	(2,605)	(2,425)
Interest expense on borrowings	(14,310)	(2,476)	(2,778)
Others	(273)	(347)	(229)
Total	(11,935)	1,276	(4,181)